Pruco Life Insurance Company                  Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                                May 5, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                     Re: Pruco Life Variable Contract Real Property Account (Registration No. 33-86780)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies that: its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 8, except for an extraneous reference in the index of the Pruco Life Variable Appreciable Life Prospectus (Registration No. 2-89558), which is no longer offered for sale; and the text of Post-Effective Amendment No. 8 was filed electronically on April 10, 2001 (Accession No. 0000891554-01-502010).




                                           By:       /s/
                                                    ----------------------------
                                                    Thomas C. Castano
                                                    Assistant General Counsel
                                                    Pruco Life Insurance Company

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